Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PILBX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIIX
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBIX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLIX
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGIX
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIIX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFIX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVLIX
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVPIX
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVIX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCIX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWIX
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIMX
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSIX
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMIX
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUIX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPGX
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRTX
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIIX
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSIX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVSIX
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVIX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIIX
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX
International Fund I (Prospectus Summary) | International Fund I | International Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINIX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITIX
International Value Fund I (Prospectus Summary) | International Value Fund I | International Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIREX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMXX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX
Core Plus Bond Fund I (Prospectus Summary) | Core Plus Bond Fund I | Core Plus Bond Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBZX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Div Inc Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX
High Yield Fund I (Prospectus Summary) | High Yield Fund I | High Yield Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOIX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPIX

Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
DISCIPLINED LARGECAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Disciplined LargeCap Blend Fund Disciplined LargeCap Blend Fund - Institutional Class
Management Fees	0.58%
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Disciplined LargeCap Blend Fund Disciplined LargeCap Blend Fund - Institutional Class	59	186	324	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:  Q2 '03 14.99% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Disciplined LargeCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Disciplined LargeCap Blend Fund - Institutional Class	Institutional Class Return Before Taxes	12.87%	0.89%	6.23%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.96%	0.15%	5.54%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.58%	0.81%	5.38%	Dec 30, 2002
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.68%	Dec 30, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DISCIPLINED LARGECAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above:  Q2 '03 14.99% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.80%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Disciplined LargeCap Blend Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2003	rr_AnnualReturn2003	28.32%
Annual Return 2004	rr_AnnualReturn2004	12.84%
Annual Return 2005	rr_AnnualReturn2005	7.16%
Annual Return 2006	rr_AnnualReturn2006	14.03%
Annual Return 2007	rr_AnnualReturn2007	7.06%
Annual Return 2008	rr_AnnualReturn2008	(38.09%)
Annual Return 2009	rr_AnnualReturn2009	22.53%
Annual Return 2010	rr_AnnualReturn2010	12.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002

Equity Income Fund (Prospectus Summary) | Equity Income Fund
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and
capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Income Fund Equity Income Fund - Institutional Class
Management Fees	0.52%
Other Expenses	none
Total Annual Fund Operating Expenses	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Equity Income Fund Equity Income Fund - Institutional Class	53	167	291	653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar
chart above:                                                Q2 '03     15.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08    -19.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Equity Income Fund - Institutional Class	Institutional Class Return Before Taxes	16.30%	2.81%	6.27%
Equity Income Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.82%	1.88%	5.32%
Equity Income Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.16%	2.30%	5.19%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%
S&P 500/Citigroup Value Index	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes	15.10%	0.87%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Equity Income Fund (Prospectus Summary) | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income and long-term growth of income and
capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                Q2 '03     15.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08    -19.68%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
Equity Income Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Equity Income Fund | S&P 500/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
Equity Income Fund | Equity Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2001	rr_AnnualReturn2001	7.78%
Annual Return 2002	rr_AnnualReturn2002	(12.53%)
Annual Return 2003	rr_AnnualReturn2003	29.66%
Annual Return 2004	rr_AnnualReturn2004	19.09%
Annual Return 2005	rr_AnnualReturn2005	9.84%
Annual Return 2006	rr_AnnualReturn2006	18.09%
Annual Return 2007	rr_AnnualReturn2007	5.05%
Annual Return 2008	rr_AnnualReturn2008	(33.92%)
Annual Return 2009	rr_AnnualReturn2009	20.50%
Annual Return 2010	rr_AnnualReturn2010	16.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.27%
Equity Income Fund | Equity Income Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
Equity Income Fund | Equity Income Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%

LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Blend Fund II LargeCap Blend Fund II - Institutional Class
Management Fees	0.74%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.78%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.76%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.018% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Blend Fund II LargeCap Blend Fund II - Institutional Class	78	247	431	964

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09  16.89% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Blend Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Blend Fund II - Institutional Class	Institutional Class Return Before Taxes	13.37%	2.73%	2.46%
LargeCap Blend Fund II - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.24%	2.03%	1.84%
LargeCap Blend Fund II - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.88%	2.24%	1.98%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP BLEND FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 36.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.018% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1 billion)) at
the time of purchase.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09  16.89% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.93%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Blend Fund II (Prospectus Summary) | LargeCap Blend Fund II | LargeCap Blend Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
LargeCap Blend Fund II | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap Blend Fund II | LargeCap Blend Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	964
Annual Return 2001	rr_AnnualReturn2001	(7.13%)
Annual Return 2002	rr_AnnualReturn2002	(16.28%)
Annual Return 2003	rr_AnnualReturn2003	23.93%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	15.94%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	(36.49%)
Annual Return 2009	rr_AnnualReturn2009	29.58%
Annual Return 2010	rr_AnnualReturn2010	13.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.46%
LargeCap Blend Fund II | LargeCap Blend Fund II - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.84%
LargeCap Blend Fund II | LargeCap Blend Fund II - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.98%

LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund LargeCap Growth Fund - Institutional Class
Management Fees	0.63%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund LargeCap Growth Fund - Institutional Class	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. The R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the nvestment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                    bar chart above: Q3 '09 15.75% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
LargeCap Growth Fund - Institutional Class	Institutional Class Return Before Taxes	18.18%	3.07%	(0.37%)
LargeCap Growth Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.18%	2.94%	(0.45%)
LargeCap Growth Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.82%	2.64%	(0.31%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. The R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the nvestment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                    bar chart above: Q3 '09 15.75% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.80%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.80%)
LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
LargeCap Growth Fund | LargeCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2001	rr_AnnualReturn2001	(24.35%)
Annual Return 2002	rr_AnnualReturn2002	(28.30%)
Annual Return 2003	rr_AnnualReturn2003	24.89%
Annual Return 2004	rr_AnnualReturn2004	9.35%
Annual Return 2005	rr_AnnualReturn2005	11.84%
Annual Return 2006	rr_AnnualReturn2006	9.86%
Annual Return 2007	rr_AnnualReturn2007	23.08%
Annual Return 2008	rr_AnnualReturn2008	(42.76%)
Annual Return 2009	rr_AnnualReturn2009	27.18%
Annual Return 2010	rr_AnnualReturn2010	18.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
LargeCap Growth Fund | LargeCap Growth Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
LargeCap Growth Fund | LargeCap Growth Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)

LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund I LargeCap Growth Fund I - Institutional Class
Management Fees	0.62%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.63%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.61%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.016% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Management fees have been restated to reflect current fees. Effective July 1,
2010, management fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund I LargeCap Growth Fund I - Institutional Class	62	199	349	784

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 19.84% Lowest return for a quarter during the period of the bar chart above:  Q4 '08 -22.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund I - Institutional Class	Institutional Class Return Before Taxes	19.91%	4.50%	1.18%
LargeCap Growth Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.89%	4.19%	0.94%
LargeCap Growth Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.97%	3.83%	0.95%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 49.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.016% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Management fees have been restated to reflect current fees. Effective July 1,
2010, management fees were reduced.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and
 $364.1 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 19.84% Lowest return for a quarter during the period of the bar chart above:  Q4 '08 -22.75%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund I (Prospectus Summary) | LargeCap Growth Fund I | LargeCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
LargeCap Growth Fund I | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund I | LargeCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	784
Annual Return 2001	rr_AnnualReturn2001	(14.32%)
Annual Return 2002	rr_AnnualReturn2002	(27.76%)
Annual Return 2003	rr_AnnualReturn2003	24.01%
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	7.61%
Annual Return 2006	rr_AnnualReturn2006	6.10%
Annual Return 2007	rr_AnnualReturn2007	8.36%
Annual Return 2008	rr_AnnualReturn2008	(40.60%)
Annual Return 2009	rr_AnnualReturn2009	52.16%
Annual Return 2010	rr_AnnualReturn2010	19.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%
LargeCap Growth Fund I | LargeCap Growth Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.94%
LargeCap Growth Fund I | LargeCap Growth Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%

LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund II LargeCap Growth Fund II - Institutional Class
Management Fees	0.93%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.93%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund II LargeCap Growth Fund II - Institutional Class	95	298	519	1,154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 15.82% Lowest return for a quarter during the period of the chart above: Q4 '08 -22.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund II - Institutional Class	Institutional Class Return Before Taxes	13.40%	3.83%	0.58%
LargeCap Growth Fund II - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.17%	2.90%	0.08%
LargeCap Growth Fund II - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.01%	2.97%	0.33%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 70.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $364.1 billion)) at
the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 15.82% Lowest return for a quarter during the period of the chart above: Q4 '08 -22.90%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund II (Prospectus Summary) | LargeCap Growth Fund II | LargeCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.90%)
LargeCap Growth Fund II | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund II | LargeCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Annual Return 2001	rr_AnnualReturn2001	(17.88%)
Annual Return 2002	rr_AnnualReturn2002	(25.95%)
Annual Return 2003	rr_AnnualReturn2003	26.08%
Annual Return 2004	rr_AnnualReturn2004	9.31%
Annual Return 2005	rr_AnnualReturn2005	4.75%
Annual Return 2006	rr_AnnualReturn2006	7.70%
Annual Return 2007	rr_AnnualReturn2007	18.37%
Annual Return 2008	rr_AnnualReturn2008	(37.87%)
Annual Return 2009	rr_AnnualReturn2009	34.34%
Annual Return 2010	rr_AnnualReturn2010	13.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.58%
LargeCap Growth Fund II | LargeCap Growth Fund II - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.08%
LargeCap Growth Fund II | LargeCap Growth Fund II - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.33%

LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Institutional Class
Management Fees	0.15%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.18%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Fund LargeCap S&P 500 Index Fund - Institutional Class	18	58	101	230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
Companies, Inc. and have
    been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
     and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar
chart above:                                                Q2 '09     15.80%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08    -22.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap S&P 500 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap S&P 500 Index Fund - Institutional Class	Institutional Class Return Before Taxes	14.79%	2.12%	1.20%
LargeCap S&P 500 Index Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.56%	1.79%	0.78%
LargeCap S&P 500 Index Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.92%	1.79%	0.93%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
Companies, Inc. and have
    been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
     and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before a and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                Q2 '09     15.80%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08    -22.11%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
LargeCap S&P 500 Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2001	rr_AnnualReturn2001	(12.07%)
Annual Return 2002	rr_AnnualReturn2002	(22.27%)
Annual Return 2003	rr_AnnualReturn2003	28.06%
Annual Return 2004	rr_AnnualReturn2004	10.67%
Annual Return 2005	rr_AnnualReturn2005	4.71%
Annual Return 2006	rr_AnnualReturn2006	15.67%
Annual Return 2007	rr_AnnualReturn2007	5.34%
Annual Return 2008	rr_AnnualReturn2008	(37.17%)
Annual Return 2009	rr_AnnualReturn2009	26.39%
Annual Return 2010	rr_AnnualReturn2010	14.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.20%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.78%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.93%

LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Fund LargeCap Value Fund - Institutional Class
Management Fees	0.44%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.46%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund LargeCap Value Fund - Institutional Class	47	148	258	579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value
Index, which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion)
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt
to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 15.95% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund - Institutional Class	Institutional Class Return Before Taxes	14.21%	0.58%	2.27%
LargeCap Value Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.98%	(0.14%)	1.66%
LargeCap Value Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.54%	0.49%	1.87%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value
Index, which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion)
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt
to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09 15.95% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.80%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
LargeCap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund | LargeCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return 2001	rr_AnnualReturn2001	(7.30%)
Annual Return 2002	rr_AnnualReturn2002	(12.92%)
Annual Return 2003	rr_AnnualReturn2003	25.48%
Annual Return 2004	rr_AnnualReturn2004	12.40%
Annual Return 2005	rr_AnnualReturn2005	6.82%
Annual Return 2006	rr_AnnualReturn2006	20.06%
Annual Return 2007	rr_AnnualReturn2007	0.25%
Annual Return 2008	rr_AnnualReturn2008	(35.28%)
Annual Return 2009	rr_AnnualReturn2009	15.69%
Annual Return 2010	rr_AnnualReturn2010	14.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
LargeCap Value Fund | LargeCap Value Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
LargeCap Value Fund | LargeCap Value Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%

LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I
LARGECAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Fund I LargeCap Value Fund I - Institutional Class
Management Fees	0.77%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.77%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.014% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund I LargeCap Value Fund I - Institutional Class	79	248	432	965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 73.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large
market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of
the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1 billion)) at the time
of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity
securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued
relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 19.23% Lowest return for a quarter during the period of the bar chart above: Q4 '08  -24.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LargeCap Value Fund I - Institutional Class	Institutional Class Return Before Taxes	11.47%	(0.29%)	3.07%	Jun 1, 2004
LargeCap Value Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.24%	(0.65%)	2.72%	Jun 1, 2004
LargeCap Value Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.76%	(0.24%)	2.62%	Jun 1, 2004
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	4.16%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 73.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.014% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large
market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of
the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1 billion)) at the time
of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying equity
securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued
relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 19.23% Lowest return for a quarter during the period of the bar chart above: Q4 '08  -24.98%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund I (Prospectus Summary) | LargeCap Value Fund I | LargeCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.98%)
LargeCap Value Fund I | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	965
Annual Return 2005	rr_AnnualReturn2005	9.92%
Annual Return 2006	rr_AnnualReturn2006	18.20%
Annual Return 2007	rr_AnnualReturn2007	0.47%
Annual Return 2008	rr_AnnualReturn2008	(39.25%)
Annual Return 2009	rr_AnnualReturn2009	22.54%
Annual Return 2010	rr_AnnualReturn2010	11.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
LargeCap Value Fund I | LargeCap Value Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Fund III LargeCap Value Fund III - Institutional Class
Management Fees	0.77%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.77%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.012% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund III LargeCap Value Fund III - Institutional Class	79	248	432	965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09     15.89%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund III - Institutional Class	Institutional Class Return Before Taxes	13.01%	(1.35%)	2.63%
LargeCap Value Fund III - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.76%	(1.95%)	2.11%
LargeCap Value Fund III - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.78%	(1.07%)	2.26%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 80.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.012% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market
capitalizations similar to companies in the Russell 1000 Value Index
(approximately  $0.2 billion to  $364.1 billion as of
the most recent calendar year end) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09     15.89%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.54%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund III (Prospectus Summary) | LargeCap Value Fund III | LargeCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
LargeCap Value Fund III | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund III | LargeCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	965
Annual Return 2001	rr_AnnualReturn2001	5.53%
Annual Return 2002	rr_AnnualReturn2002	(13.58%)
Annual Return 2003	rr_AnnualReturn2003	27.48%
Annual Return 2004	rr_AnnualReturn2004	13.32%
Annual Return 2005	rr_AnnualReturn2005	5.34%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	(3.76%)
Annual Return 2008	rr_AnnualReturn2008	(40.81%)
Annual Return 2009	rr_AnnualReturn2009	19.07%
Annual Return 2010	rr_AnnualReturn2010	13.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%
LargeCap Value Fund III | LargeCap Value Fund III - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%
LargeCap Value Fund III | LargeCap Value Fund III - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%

Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Capital Appreciation Fund Principal Capital Appreciation Fund - Institutional Class
Management Fees	0.56%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal Capital Appreciation Fund Principal Capital Appreciation Fund - Institutional Class	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24,1986.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '01     29.92%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '01     -25.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Principal Capital Appreciation Fund - Institutional Class	Institutional Class Return Before Taxes	15.28%	4.09%	5.90%
Principal Capital Appreciation Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.55%	3.39%	5.36%
Principal Capital Appreciation Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.89%	3.45%	5.08%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24,1986.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '01     29.92%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '01     -25.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
Principal Capital Appreciation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2001	rr_AnnualReturn2001	6.69%
Annual Return 2002	rr_AnnualReturn2002	(22.19%)
Annual Return 2003	rr_AnnualReturn2003	41.87%
Annual Return 2004	rr_AnnualReturn2004	13.63%
Annual Return 2005	rr_AnnualReturn2005	8.49%
Annual Return 2006	rr_AnnualReturn2006	12.17%
Annual Return 2007	rr_AnnualReturn2007	8.85%
Annual Return 2008	rr_AnnualReturn2008	(33.20%)
Annual Return 2009	rr_AnnualReturn2009	29.97%
Annual Return 2010	rr_AnnualReturn2010	15.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.36%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.08%

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Blend Fund MidCap Blend Fund - Institutional Class
Management Fees	0.64%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Blend Fund MidCap Blend Fund - Institutional Class	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 17.76% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -23.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Blend Fund - Institutional Class	Institutional Class Return Before Taxes	23.78%	6.36%	7.47%
MidCap Blend Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.85%	5.33%	6.66%
MidCap Blend Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.65%	5.32%	6.40%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 17.76% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -23.77%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Fund | MidCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2001	rr_AnnualReturn2001	(3.29%)
Annual Return 2002	rr_AnnualReturn2002	(8.47%)
Annual Return 2003	rr_AnnualReturn2003	32.67%
Annual Return 2004	rr_AnnualReturn2004	17.65%
Annual Return 2005	rr_AnnualReturn2005	9.31%
Annual Return 2006	rr_AnnualReturn2006	14.05%
Annual Return 2007	rr_AnnualReturn2007	9.39%
Annual Return 2008	rr_AnnualReturn2008	(33.75%)
Annual Return 2009	rr_AnnualReturn2009	33.08%
Annual Return 2010	rr_AnnualReturn2010	23.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.47%
MidCap Blend Fund | MidCap Blend Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
MidCap Blend Fund | MidCap Blend Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%

MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Growth Fund MidCap Growth Fund - Institutional Class
Management Fees	0.65%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund MidCap Growth Fund - Institutional Class	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

 The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:  Q4 '01  35.67% Lowest return for a quarter during the period of the bar chart above:  Q3 '01  -36.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund - Institutional Class	Institutional Class Return Before Taxes	29.61%	5.00%	(0.51%)
MidCap Growth Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	29.61%	4.78%	(0.62%)
MidCap Growth Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.25%	4.30%	(0.44%)
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 214.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective and invest its assets in
securities of foreign issuers, including those in emerging market countries.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
 The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above:  Q4 '01  35.67% Lowest return for a quarter during the period of the bar chart above:  Q3 '01  -36.43%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund (Prospectus Summary) | MidCap Growth Fund | MidCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.43%)
MidCap Growth Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund | MidCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2001	rr_AnnualReturn2001	(24.80%)
Annual Return 2002	rr_AnnualReturn2002	(40.47%)
Annual Return 2003	rr_AnnualReturn2003	32.75%
Annual Return 2004	rr_AnnualReturn2004	10.47%
Annual Return 2005	rr_AnnualReturn2005	13.37%
Annual Return 2006	rr_AnnualReturn2006	2.24%
Annual Return 2007	rr_AnnualReturn2007	29.82%
Annual Return 2008	rr_AnnualReturn2008	(41.42%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	29.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.51%)
MidCap Growth Fund | MidCap Growth Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.62%)
MidCap Growth Fund | MidCap Growth Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.44%)

MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Growth Fund III MidCap Growth Fund III - Institutional Class
Management Fees	0.97%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.96%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.022% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Growth Fund III MidCap Growth Fund III - Institutional Class	98	310	539	1,199

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q4 '01  24.96% Lowest return for a quarter during the period of the bar chart above: Q3 '01  -31.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Growth Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Growth Fund III - Institutional Class	Institutional Class Return Before Taxes	27.46%	4.78%	1.55%
MidCap Growth Fund III - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	27.46%	4.49%	1.40%
MidCap Growth Fund III - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.85%	4.12%	1.33%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 98.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.022% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $21.8 billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q4 '01  24.96% Lowest return for a quarter during the period of the bar chart above: Q3 '01  -31.34%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Growth Fund III (Prospectus Summary) | MidCap Growth Fund III | MidCap Growth Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.34%)
MidCap Growth Fund III | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MidCap Growth Fund III | MidCap Growth Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.97%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	539
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,199
Annual Return 2001	rr_AnnualReturn2001	(27.52%)
Annual Return 2002	rr_AnnualReturn2002	(31.87%)
Annual Return 2003	rr_AnnualReturn2003	48.59%
Annual Return 2004	rr_AnnualReturn2004	12.30%
Annual Return 2005	rr_AnnualReturn2005	12.11%
Annual Return 2006	rr_AnnualReturn2006	6.43%
Annual Return 2007	rr_AnnualReturn2007	24.60%
Annual Return 2008	rr_AnnualReturn2008	(48.48%)
Annual Return 2009	rr_AnnualReturn2009	45.04%
Annual Return 2010	rr_AnnualReturn2010	27.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.55%
MidCap Growth Fund III | MidCap Growth Fund III - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
MidCap Growth Fund III | MidCap Growth Fund III - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.33%

MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Institutional Class
Management Fees	0.15%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap S&P 400 Index Fund MidCap S&P 400 Index Fund - Institutional Class	38	119	208	468

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
    Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09  19.87% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap S&P 400 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap S&P 400 Index Fund - Institutional Class	Institutional Class Return Before Taxes	26.35%	5.54%	6.85%
MidCap S&P 400 Index Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	26.00%	4.74%	6.17%
MidCap S&P 400 Index Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.59%	4.58%	5.80%
S&P 400 MidCap Stock Index	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	5.74%	7.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP S&P 400 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase.
The Index is designed to
represent U.S equities with risk/return characteristics of the mid cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.2 billion and  $9.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
McGraw-Hill Companies,
    Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by
     Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in
     the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09  19.87% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.73%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap S&P 400 Index Fund (Prospectus Summary) | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.73%)
MidCap S&P 400 Index Fund | S&P 400 MidCap Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	468
Annual Return 2001	rr_AnnualReturn2001	(0.75%)
Annual Return 2002	rr_AnnualReturn2002	(15.26%)
Annual Return 2003	rr_AnnualReturn2003	35.15%
Annual Return 2004	rr_AnnualReturn2004	16.18%
Annual Return 2005	rr_AnnualReturn2005	12.22%
Annual Return 2006	rr_AnnualReturn2006	10.16%
Annual Return 2007	rr_AnnualReturn2007	7.93%
Annual Return 2008	rr_AnnualReturn2008	(36.38%)
Annual Return 2009	rr_AnnualReturn2009	37.00%
Annual Return 2010	rr_AnnualReturn2010	26.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%

MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Value Fund I MidCap Value Fund I - Institutional Class
Management Fees	0.98%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.98%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.02% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund I MidCap Value Fund I - Institutional Class	100	316	550	1,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 22.38% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -23.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MidCap Value Fund I - Institutional Class	Institutional Class Return Before Taxes	24.31%	4.87%	8.68%	Dec 29, 2003
MidCap Value Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.09%	4.06%	7.73%	Dec 29, 2003
MidCap Value Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.08%	3.99%	7.29%	Dec 29, 2003
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	7.90%	Dec 29, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 83.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.60%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.02% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity
securities of companies with a medium market capitalization (those with market capitalizations similar to companies
in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately
 $0.2 billion and  $17.2 billion)) at the time of purchase. The Fund invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in
real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term
fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09 22.38% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -23.74%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund I (Prospectus Summary) | MidCap Value Fund I | MidCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.74%)
MidCap Value Fund I | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,222
Annual Return 2004	rr_AnnualReturn2004	25.69%
Annual Return 2005	rr_AnnualReturn2005	12.50%
Annual Return 2006	rr_AnnualReturn2006	15.81%
Annual Return 2007	rr_AnnualReturn2007	2.49%
Annual Return 2008	rr_AnnualReturn2008	(35.78%)
Annual Return 2009	rr_AnnualReturn2009	33.83%
Annual Return 2010	rr_AnnualReturn2010	24.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
MidCap Value Fund I | MidCap Value Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003

MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Value Fund III MidCap Value Fund III - Institutional Class
Management Fees	0.65%
Other Expenses	10.07%
Total Annual Fund Operating Expenses	10.72%
Expense Reimbursement	10.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.70%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 0.70%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Value Fund III MidCap Value Fund III - Institutional Class	72	2,041	3,949	7,843

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 19.21% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Value Fund III	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Value Fund III - Institutional Class	Institutional Class Return Before Taxes	20.89%	3.05%	6.69%
MidCap Value Fund III - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	20.62%	2.35%	5.55%
MidCap Value Fund III - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.94%	2.54%	5.41%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 92.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 0.70%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $17.2 billion))
at the time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes
buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09 19.21% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.42%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Value Fund III (Prospectus Summary) | MidCap Value Fund III | MidCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.42%)
MidCap Value Fund III | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
MidCap Value Fund III | MidCap Value Fund III - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	10.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,041
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,949
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,843
Annual Return 2001	rr_AnnualReturn2001	3.39%
Annual Return 2002	rr_AnnualReturn2002	(8.01%)
Annual Return 2003	rr_AnnualReturn2003	28.21%
Annual Return 2004	rr_AnnualReturn2004	16.58%
Annual Return 2005	rr_AnnualReturn2005	15.61%
Annual Return 2006	rr_AnnualReturn2006	16.12%
Annual Return 2007	rr_AnnualReturn2007	(0.19%)
Annual Return 2008	rr_AnnualReturn2008	(36.21%)
Annual Return 2009	rr_AnnualReturn2009	30.03%
Annual Return 2010	rr_AnnualReturn2010	20.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.69%
MidCap Value Fund III | MidCap Value Fund III - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
MidCap Value Fund III | MidCap Value Fund III - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%

SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Blend Fund SmallCap Blend Fund - Institutional Class
Management Fees	0.75%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Fund SmallCap Blend Fund - Institutional Class	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expense of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     19.83%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -26.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Blend Fund - Institutional Class	Institutional Class Return Before Taxes	24.01%	2.24%	6.17%
SmallCap Blend Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.01%	1.65%	5.63%
SmallCap Blend Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	15.61%	1.86%	5.33%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class
SMALLCAP BLEND FUND

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expense of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     19.83%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -26.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
SmallCap Blend Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	7.47%
Annual Return 2002	rr_AnnualReturn2002	(17.07%)
Annual Return 2003	rr_AnnualReturn2003	42.91%
Annual Return 2004	rr_AnnualReturn2004	16.46%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	14.24%
Annual Return 2007	rr_AnnualReturn2007	2.00%
Annual Return 2008	rr_AnnualReturn2008	(36.64%)
Annual Return 2009	rr_AnnualReturn2009	22.02%
Annual Return 2010	rr_AnnualReturn2010	24.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.63%
SmallCap Blend Fund | SmallCap Blend Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%

SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
SMALLCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund SmallCap Growth Fund - Institutional Class
Management Fees	0.75%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.82%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund SmallCap Growth Fund - Institutional Class	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q4 '01 33.67% Lowest return for a quarter during the period of the bar chart above: Q3 '01 -33.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund - Institutional Class	Institutional Class Return Before Taxes	23.60%	2.03%	1.95%
SmallCap Growth Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	23.60%	1.72%	1.46%
SmallCap Growth Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	15.34%	1.76%	1.55%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q4 '01 33.67% Lowest return for a quarter during the period of the bar chart above: Q3 '01 -33.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.10%)
SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund | SmallCap Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2001	rr_AnnualReturn2001	1.52%
Annual Return 2002	rr_AnnualReturn2002	(39.19%)
Annual Return 2003	rr_AnnualReturn2003	48.44%
Annual Return 2004	rr_AnnualReturn2004	14.70%
Annual Return 2005	rr_AnnualReturn2005	4.44%
Annual Return 2006	rr_AnnualReturn2006	11.59%
Annual Return 2007	rr_AnnualReturn2007	10.10%
Annual Return 2008	rr_AnnualReturn2008	(44.05%)
Annual Return 2009	rr_AnnualReturn2009	30.12%
Annual Return 2010	rr_AnnualReturn2010	23.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
SmallCap Growth Fund | SmallCap Growth Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.46%
SmallCap Growth Fund | SmallCap Growth Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.55%

SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund I SmallCap Growth Fund I - Institutional Class
Management Fees	1.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.12%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.10%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.022% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund I SmallCap Growth Fund I - Institutional Class	112	354	615	1,361

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q4 '01  27.26% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -29.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund I - Institutional Class	Institutional Class Return Before Taxes	35.68%	6.00%	2.02%
SmallCap Growth Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	35.68%	5.53%	1.80%
SmallCap Growth Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.19%	5.06%	1.68%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 125.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.022% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1)  $3.0 billion
or 2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, the range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.
The Fund may actively trade portfolio
securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q4 '01  27.26% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -29.22%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund I (Prospectus Summary) | SmallCap Growth Fund I | SmallCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.22%)
SmallCap Growth Fund I | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund I | SmallCap Growth Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,361
Annual Return 2001	rr_AnnualReturn2001	(13.93%)
Annual Return 2002	rr_AnnualReturn2002	(40.51%)
Annual Return 2003	rr_AnnualReturn2003	47.36%
Annual Return 2004	rr_AnnualReturn2004	14.61%
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	10.44%
Annual Return 2007	rr_AnnualReturn2007	13.97%
Annual Return 2008	rr_AnnualReturn2008	(45.18%)
Annual Return 2009	rr_AnnualReturn2009	42.92%
Annual Return 2010	rr_AnnualReturn2010	35.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
SmallCap Growth Fund I | SmallCap Growth Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.80%
SmallCap Growth Fund I | SmallCap Growth Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%

SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
SMALLCAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Growth Fund II SmallCap Growth Fund II - Institutional Class
Management Fees	1.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.01%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.02% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund II SmallCap Growth Fund II - Institutional Class	103	325	566	1,257

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q4 '01 29.90% Lowest return for a quarter during the period of the bar chart above: Q3 '01  -31.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund II - Institutional Class	Institutional Class Return Before Taxes	27.96%	2.29%	1.49%
SmallCap Growth Fund II - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	27.96%	1.86%	1.14%
SmallCap Growth Fund II - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.18%	1.93%	1.24%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 81.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's
Management Fees by 0.02% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000
Growth Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose
potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q4 '01 29.90% Lowest return for a quarter during the period of the bar chart above: Q3 '01  -31.17%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund II (Prospectus Summary) | SmallCap Growth Fund II | SmallCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.17%)
SmallCap Growth Fund II | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund II | SmallCap Growth Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,257
Annual Return 2001	rr_AnnualReturn2001	(20.45%)
Annual Return 2002	rr_AnnualReturn2002	(24.63%)
Annual Return 2003	rr_AnnualReturn2003	45.09%
Annual Return 2004	rr_AnnualReturn2004	11.08%
Annual Return 2005	rr_AnnualReturn2005	7.11%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	5.81%
Annual Return 2008	rr_AnnualReturn2008	(42.22%)
Annual Return 2009	rr_AnnualReturn2009	31.35%
Annual Return 2010	rr_AnnualReturn2010	27.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%
SmallCap Growth Fund II | SmallCap Growth Fund II - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
SmallCap Growth Fund II | SmallCap Growth Fund II - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.24%

SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Institutional Class
Management Fees	0.15%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap S&P 600 Index Fund SmallCap S&P 600 Index Fund - Institutional Class	31	97	169	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
     Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
     promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
     investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 20.85% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap S&P 600 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap S&P 600 Index Fund - Institutional Class	Institutional Class Return Before Taxes	25.78%	4.50%	7.43%
SmallCap S&P 600 Index Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	25.60%	3.55%	6.73%
SmallCap S&P 600 Index Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.99%	3.62%	6.32%
S&P SmallCap 600 Stock Index	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	4.64%	7.66%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 30.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to
represent U.S equities with risk/return characteristics of the small cap universe. As of the most recent calendar year
end, the market capitalization range of the Index was between approximately
 $0.1 billion and  $3.2 billion. The Fund
employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests
in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
The McGraw-Hill
     Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or
     promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of
     investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the
securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate
share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 20.85% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap S&P 600 Index Fund (Prospectus Summary) | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
SmallCap S&P 600 Index Fund | S&P SmallCap 600 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2001	rr_AnnualReturn2001	6.40%
Annual Return 2002	rr_AnnualReturn2002	(14.90%)
Annual Return 2003	rr_AnnualReturn2003	38.24%
Annual Return 2004	rr_AnnualReturn2004	22.34%
Annual Return 2005	rr_AnnualReturn2005	7.37%
Annual Return 2006	rr_AnnualReturn2006	14.97%
Annual Return 2007	rr_AnnualReturn2007	(0.36%)
Annual Return 2008	rr_AnnualReturn2008	(31.09%)
Annual Return 2009	rr_AnnualReturn2009	25.48%
Annual Return 2010	rr_AnnualReturn2010	25.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.43%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.32%

SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
SMALLCAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Value Fund SmallCap Value Fund - Institutional Class
Management Fees	0.75%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund SmallCap Value Fund - Institutional Class	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 23.22% Lowest return for a quarter during the period of the bar chart above:  Q4 '08  -22.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Value Fund - Institutional Class	Institutional Class Return Before Taxes	21.42%	1.44%	8.04%
SmallCap Value Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	21.26%	0.75%	6.91%
SmallCap Value Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.14%	1.05%	6.57%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '03 23.22% Lowest return for a quarter during the period of the bar chart above:  Q4 '08  -22.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
SmallCap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SmallCap Value Fund | SmallCap Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	10.14%
Annual Return 2002	rr_AnnualReturn2002	(2.63%)
Annual Return 2003	rr_AnnualReturn2003	43.64%
Annual Return 2004	rr_AnnualReturn2004	19.96%
Annual Return 2005	rr_AnnualReturn2005	9.20%
Annual Return 2006	rr_AnnualReturn2006	18.83%
Annual Return 2007	rr_AnnualReturn2007	(7.46%)
Annual Return 2008	rr_AnnualReturn2008	(27.78%)
Annual Return 2009	rr_AnnualReturn2009	11.37%
Annual Return 2010	rr_AnnualReturn2010	21.42%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.04%
SmallCap Value Fund | SmallCap Value Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%
SmallCap Value Fund | SmallCap Value Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%

SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Value Fund II SmallCap Value Fund II - Institutional Class
Management Fees	0.99%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.18%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.024% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund II SmallCap Value Fund II - Institutional Class	120	379	657	1,452

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 23.87% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -27.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SmallCap Value Fund II - Institutional Class	Institutional Class Return Before Taxes	27.46%	3.11%	6.07%	Jun 1, 2004
SmallCap Value Fund II - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	27.38%	1.67%	4.72%	Jun 1, 2004
SmallCap Value Fund II - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.95%	2.20%	4.77%	Jun 1, 2004
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	6.06%	Jun 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the
period ending February 29, 2012. The fee waiver will reduce the Fund's Management
Fees by 0.024% (expressed as
a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies
with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value
Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and  $4.1 billion))
or in securities with market capitalizations of  $3.5 billion or less at the time of purchase. The Fund invests in value
equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued.
The Fund will also invest in real estate investment trusts.

Principal Management Corporation also invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09 23.87% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -27.06%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund II (Prospectus Summary) | SmallCap Value Fund II | SmallCap Value Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
SmallCap Value Fund II | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,452
Annual Return 2005	rr_AnnualReturn2005	7.70%
Annual Return 2006	rr_AnnualReturn2006	20.56%
Annual Return 2007	rr_AnnualReturn2007	(8.97%)
Annual Return 2008	rr_AnnualReturn2008	(37.04%)
Annual Return 2009	rr_AnnualReturn2009	32.34%
Annual Return 2010	rr_AnnualReturn2010	27.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
SmallCap Value Fund II | SmallCap Value Fund II - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004

Diversified International Fund (Prospectus Summary) | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified International Fund Diversified International Fund - Institutional Class
Management Fees	0.88%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified International Fund Diversified International Fund - Institutional Class	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 21.29% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -24.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Diversified International Fund - Institutional Class	Institutional Class Return Before Taxes	13.43%	2.80%	3.76%
Diversified International Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.43%	1.95%	3.14%
Diversified International Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.29%	2.55%	3.27%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary) | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 21.29% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -24.03%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.03%)
Diversified International Fund | MSCI ACWI Ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Fund | Diversified International Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2001	rr_AnnualReturn2001	(24.37%)
Annual Return 2002	rr_AnnualReturn2002	(16.38%)
Annual Return 2003	rr_AnnualReturn2003	33.98%
Annual Return 2004	rr_AnnualReturn2004	20.23%
Annual Return 2005	rr_AnnualReturn2005	23.73%
Annual Return 2006	rr_AnnualReturn2006	27.74%
Annual Return 2007	rr_AnnualReturn2007	15.69%
Annual Return 2008	rr_AnnualReturn2008	(46.24%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Diversified International Fund | Diversified International Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
Diversified International Fund | Diversified International Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%

Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Real Estate Securities Fund Global Real Estate Securities Fund - Institutional Class
Management Fees	0.90%
Other Expenses	2.64%
Total Annual Fund Operating Expenses	3.54%
Expense Reimbursement	(2.59%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 0.95%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Real Estate Securities Fund Global Real Estate Securities Fund - Institutional Class	97	803	1,575	3,607

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional shares were first sold (October 1, 2007).

During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders
held relatively small positions, the total return amounts expressed herein are greater than those that would have
been experienced without the withdrawal.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      31.10%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -29.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Global Real Estate Securities Fund - Institutional Class	Institutional Class Return Before Taxes	27.96%	[1]	(5.25%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	26.13%	[1]	(6.47%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.07%	[1]	(5.14%)	[1]	Oct 1, 2007
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%		(7.51%)		Oct 1, 2007
[1]	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 0.95%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional shares were first sold (October 1, 2007).

During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders
held relatively small positions, the total return amounts expressed herein are greater than those that would have
been experienced without the withdrawal.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      31.10%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -29.70%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.70%)
Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,607
Annual Return 2008	rr_AnnualReturn2008	(45.25%)
Annual Return 2009	rr_AnnualReturn2009	36.36%
Annual Return 2010	rr_AnnualReturn2010	27.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.96%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.25%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.47%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.07%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.14%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Fund International Emerging Markets Fund - Institutional Class
Management Fees	1.18%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Fund International Emerging Markets Fund - Institutional Class	130	406	702	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 29.13% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -29.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Emerging Markets Fund - Institutional Class	Institutional Class Return Before Taxes	18.67%	12.15%	15.66%
International Emerging Markets Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.80%	10.78%	14.44%
International Emerging Markets Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.51%	10.12%	13.62%
MSCI - Emerging Markets NDTR D Index	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, which are:
     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 29.13% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -29.07%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.07%)
International Emerging Markets Fund | MSCI - Emerging Markets NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Fund | International Emerging Markets Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	(3.55%)
Annual Return 2002	rr_AnnualReturn2002	(6.82%)
Annual Return 2003	rr_AnnualReturn2003	56.95%
Annual Return 2004	rr_AnnualReturn2004	25.91%
Annual Return 2005	rr_AnnualReturn2005	35.87%
Annual Return 2006	rr_AnnualReturn2006	37.30%
Annual Return 2007	rr_AnnualReturn2007	41.85%
Annual Return 2008	rr_AnnualReturn2008	(54.46%)
Annual Return 2009	rr_AnnualReturn2009	68.59%
Annual Return 2010	rr_AnnualReturn2010	18.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.66%
International Emerging Markets Fund | International Emerging Markets Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.44%
International Emerging Markets Fund | International Emerging Markets Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.62%

International Fund I (Prospectus Summary) | International Fund I
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Fund I International Fund I - Institutional Class
Management Fees	1.08%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.13%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses after Fee Waiver	1.10%

Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by
0.026% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Fund I International Fund I - Institutional Class	112	356	619	1,371

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 103.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies. Foreign companies are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries
with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

The Fund invests in value equity securities; value orientation emphasizes buying equity securities that appear to be
undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 22.60% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
International Fund I - Institutional Class	Institutional Class Return Before Taxes	10.43%	2.34%	6.38%	Dec 29, 2003
International Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.42%	1.63%	5.69%	Dec 29, 2003
International Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.32%	2.08%	5.55%	Dec 29, 2003
MSCI - EAFE Index NDTR D Index	MSCI - EAFE Index NDTR D Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.61%	Dec 29, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Fund I (Prospectus Summary) | International Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 103.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's
Management Fees through the period
ending February 29, 2012. The fee waiver will reduce the Fund's Management Fees by
0.026% (expressed as a
percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies. Foreign companies are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries
with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

The Fund invests in value equity securities; value orientation emphasizes buying equity securities that appear to be
undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 22.60% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.83%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Fund I (Prospectus Summary) | International Fund I | International Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
International Fund I | MSCI - EAFE Index NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
International Fund I | International Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.08%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,371
Annual Return 2004	rr_AnnualReturn2004	20.49%
Annual Return 2005	rr_AnnualReturn2005	13.58%
Annual Return 2006	rr_AnnualReturn2006	26.56%
Annual Return 2007	rr_AnnualReturn2007	15.25%
Annual Return 2008	rr_AnnualReturn2008	(44.26%)
Annual Return 2009	rr_AnnualReturn2009	25.01%
Annual Return 2010	rr_AnnualReturn2010	10.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
International Fund I | International Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003
International Fund I | International Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2003

International Growth Fund (Prospectus Summary) | International Growth Fund
INTERNATIONAL GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Growth Fund International Growth Fund - Institutional Class
Management Fees	0.98%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Growth Fund International Growth Fund - Institutional Class	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:
     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 18.41% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -25.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Growth Fund - Institutional Class	Institutional Class Return Before Taxes	11.80%	0.43%	3.50%
International Growth Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.86%	(0.33%)	2.62%
International Growth Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.29%	0.46%	2.87%
MSCI World Ex-US Growth Index	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	13.06%	3.99%	3.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary) | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:
     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '03 18.41% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -25.79%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
International Growth Fund | MSCI World Ex-US Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
International Growth Fund | International Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	(21.06%)
Annual Return 2002	rr_AnnualReturn2002	(16.18%)
Annual Return 2003	rr_AnnualReturn2003	38.97%
Annual Return 2004	rr_AnnualReturn2004	22.78%
Annual Return 2005	rr_AnnualReturn2005	22.33%
Annual Return 2006	rr_AnnualReturn2006	24.35%
Annual Return 2007	rr_AnnualReturn2007	12.50%
Annual Return 2008	rr_AnnualReturn2008	(46.93%)
Annual Return 2009	rr_AnnualReturn2009	23.08%
Annual Return 2010	rr_AnnualReturn2010	11.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
International Growth Fund | International Growth Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
International Growth Fund | International Growth Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%

International Value Fund I (Prospectus Summary) | International Value Fund I
INTERNATIONAL VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Value Fund I International Value Fund I - Institutional Class
Management Fees	1.09%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.12%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses after Fee Waiver	1.09%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.10%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Value Fund I International Value Fund I - Institutional Class	111	352	614	1,360

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 87.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, including those in countries with emerging
markets. Foreign companies are:
        companies with their principal place of business or principal office outside
•       the U.S. or
        companies for which the principal securities trading market is outside the
•       U.S.

The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the
Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       22.88%
Lowest return for a quarter during the period of the
bar chart above:                                           Q1 '09       -15.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Value Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
International Value Fund I - Institutional Class	Institutional Class Return Before Taxes	7.91%	8.78%	Sep 30, 2008
International Value Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.56%	7.78%	Sep 30, 2008
International Value Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.81%	7.38%	Sep 30, 2008
MSCI EAFE Value Index	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	3.25%	4.81%	Sep 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Value Fund I (Prospectus Summary) | International Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL VALUE FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 87.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.10%. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

 The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, including those in countries with emerging
markets. Foreign companies are:
        companies with their principal place of business or principal office outside
•       the U.S. or
        companies for which the principal securities trading market is outside the
•       U.S.

The Fund invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Fund will invest in equity securities of small, medium, and large capitalization
companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an
attempt to match or exceed the performance of the Fund's benchmark index by applying a risk-controlled investment
process that slightly over/underweights individual equity securities relative to their weight in the Fund's benchmark
index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the
Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09       22.88%
Lowest return for a quarter during the period of the
bar chart above:                                           Q1 '09       -15.66%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Value Fund I (Prospectus Summary) | International Value Fund I | International Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.66%)
International Value Fund I | MSCI EAFE Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
International Value Fund I | International Value Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,360
Annual Return 2009	rr_AnnualReturn2009	26.88%
Annual Return 2010	rr_AnnualReturn2010	7.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
International Value Fund I | International Value Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
International Value Fund I | International Value Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008

Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Real Estate Securities Fund Real Estate Securities Fund - Institutional Class
Management Fees	0.83%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Real Estate Securities Fund Real Estate Securities Fund - Institutional Class	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      33.10%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -33.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Real Estate Securities Fund - Institutional Class	Institutional Class Return Before Taxes	25.43%	4.01%	11.82%
Real Estate Securities Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.46%	2.23%	10.13%
Real Estate Securities Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.48%	2.97%	9.86%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect tha value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      33.10%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -33.84%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.84%)
Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2001	rr_AnnualReturn2001	8.52%
Annual Return 2002	rr_AnnualReturn2002	7.86%
Annual Return 2003	rr_AnnualReturn2003	38.38%
Annual Return 2004	rr_AnnualReturn2004	34.11%
Annual Return 2005	rr_AnnualReturn2005	15.60%
Annual Return 2006	rr_AnnualReturn2006	36.44%
Annual Return 2007	rr_AnnualReturn2007	(17.49%)
Annual Return 2008	rr_AnnualReturn2008	(32.62%)
Annual Return 2009	rr_AnnualReturn2009	27.94%
Annual Return 2010	rr_AnnualReturn2010	25.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.82%
Real Estate Securities Fund | Real Estate Securities Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.13%
Real Estate Securities Fund | Real Estate Securities Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.86%

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	0.71%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Institutional Class	73	227	395	883

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 14.17% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -16.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2010 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2010 Fund - Institutional Class	Institutional Class Return Before Taxes	13.91%	2.86%	4.61%	Mar 1, 2001
Principal LifeTime 2010 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.03%	1.64%	3.61%	Mar 1, 2001
Principal LifeTime 2010 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.17%	1.84%	3.47%	Mar 1, 2001
MSCI - EAFE Index NDTR D Index	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
Principal LifeTime 2010 Blended Index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32%	3.87%	4.11%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 14.17% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -16.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.27%)
Principal LifeTime 2010 Fund | MSCI - EAFE Index NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2002	rr_AnnualReturn2002	(4.45%)
Annual Return 2003	rr_AnnualReturn2003	18.79%
Annual Return 2004	rr_AnnualReturn2004	11.76%
Annual Return 2005	rr_AnnualReturn2005	5.57%
Annual Return 2006	rr_AnnualReturn2006	12.02%
Annual Return 2007	rr_AnnualReturn2007	3.61%
Annual Return 2008	rr_AnnualReturn2008	(30.27%)
Annual Return 2009	rr_AnnualReturn2009	24.92%
Annual Return 2010	rr_AnnualReturn2010	13.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2015 Fund Principal LifeTime 2015 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2015 Fund Principal LifeTime 2015 Fund - Institutional Class	76	237	411	918

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell
3000 Index, 16.1% MSCI-EAFE Index
NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50%
MSCI-EAFE Index NDTR D, and
44.70% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09     14.34%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2015 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2015 Fund - Institutional Class	Institutional Class Return Before Taxes	14.44%	1.65%	Feb 29, 2008
Principal LifeTime 2015 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.22%	0.81%	Feb 29, 2008
Principal LifeTime 2015 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.84%	0.98%	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Principal LifeTime 2015 Blended Index	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.89%	2.22%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell
3000 Index, 16.1% MSCI-EAFE Index
NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50%
MSCI-EAFE Index NDTR D, and
44.70% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell 3000 Index, 16.1% MSCI-EAFE Index NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2015 Blended Index will be 40.80% Russell 3000 Index, 14.50% MSCI-EAFE Index NDTR D, and 44.70% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09     14.34%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -8.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
Principal LifeTime 2015 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	14.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Fund Principal LifeTime 2020 Fund - Institutional Class	77	240	417	930

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed -income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09      16.10%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08     -18.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2020 Fund - Institutional Class	Institutional Class Return Before Taxes	14.86%	3.13%	4.93%	Mar 1, 2001
Principal LifeTime 2020 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.14%	2.04%	4.03%	Mar 1, 2001
Principal LifeTime 2020 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.82%	2.18%	3.83%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	3.95%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed -income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and 31.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                           Q2 '09      16.10%
Lowest return for a quarter during the period of the bar
chart above:                                               Q4 '08     -18.35%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.35%)
Principal LifeTime 2020 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2002	rr_AnnualReturn2002	(7.00%)
Annual Return 2003	rr_AnnualReturn2003	21.58%
Annual Return 2004	rr_AnnualReturn2004	12.32%
Annual Return 2005	rr_AnnualReturn2005	7.65%
Annual Return 2006	rr_AnnualReturn2006	14.21%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	(33.70%)
Annual Return 2009	rr_AnnualReturn2009	27.45%
Annual Return 2010	rr_AnnualReturn2010	14.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2025 Fund Principal LifeTime 2025 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.77%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.77%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2025 Fund Principal LifeTime 2025 Fund - Institutional Class	79	246	428	954

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell
3000 Index, 20.2% MSCI-EAFE Index
NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50%
MSCI-EAFE Index NDTR D, and
25.25% Barclays Capital Aggregate Bond Index.

The following information provides an indication of the risks of investing in the Fund.

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     15.65%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -9.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2025 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2025 Fund - Institutional Class	Institutional Class Return Before Taxes	15.11%	0.97%	Feb 29, 2008
Principal LifeTime 2025 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.12%	0.29%	Feb 29, 2008
Principal LifeTime 2025 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.20%	0.51%	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Principal LifeTime 2025 Blended Index	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.73%	1.47%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell
3000 Index, 20.2% MSCI-EAFE Index
NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50%
MSCI-EAFE Index NDTR D, and
25.25% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell 3000 Index, 20.2% MSCI-EAFE Index NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2025 Blended Index will be 53.25% Russell 3000 Index, 21.50% MSCI-EAFE Index NDTR D, and 25.25% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     15.65%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -9.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.28%)
Principal LifeTime 2025 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2009	rr_AnnualReturn2009	26.77%
Annual Return 2010	rr_AnnualReturn2010	15.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Fund Principal LifeTime 2030 Fund - Institutional Class	79	246	428	954

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.01%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -19.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2030 Fund - Institutional Class	Institutional Class Return Before Taxes	15.53%	3.05%	4.71%	Mar 1, 2001
Principal LifeTime 2030 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.94%	2.07%	3.88%	Mar 1, 2001
Principal LifeTime 2030 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.28%	2.19%	3.69%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees , expenses, or taxes)	13.04%	3.18%	3.66%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and 23.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.01%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -19.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.94%)
Principal LifeTime 2030 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees , expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2002	rr_AnnualReturn2002	(10.05%)
Annual Return 2003	rr_AnnualReturn2003	23.31%
Annual Return 2004	rr_AnnualReturn2004	12.83%
Annual Return 2005	rr_AnnualReturn2005	8.37%
Annual Return 2006	rr_AnnualReturn2006	15.31%
Annual Return 2007	rr_AnnualReturn2007	6.25%
Annual Return 2008	rr_AnnualReturn2008	(36.26%)
Annual Return 2009	rr_AnnualReturn2009	28.83%
Annual Return 2010	rr_AnnualReturn2010	15.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2035 Fund Principal LifeTime 2035 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	0.79%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2035 Fund Principal LifeTime 2035 Fund - Institutional Class	81	252	439	978

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell
3000 Index, 23.0% MSCI-EAFE Index
NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24.10%
MSCI-EAFE Index NDTR D, and
19.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     16.61%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '10     -9.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2035 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2035 Fund - Institutional Class	Institutional Class Return Before Taxes	15.59%	0.60%	Feb 29, 2008
Principal LifeTime 2035 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.71%	none	Feb 29, 2008
Principal LifeTime 2035 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.57%	0.26%	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Principal LifeTime 2035 Blended Index	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.27%	0.87%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell
3000 Index, 23.0% MSCI-EAFE Index
NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24.10%
MSCI-EAFE Index NDTR D, and
19.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell 3000 Index, 23.0% MSCI-EAFE Index NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 3 2011, the weightings for the Principal LifeTime 2035 Blended Index will be 56.75% Russell 3000 Index, 24.10% MSCI-EAFE Index NDTR D, and 19.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     16.61%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '10     -9.70%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.70%)
Principal LifeTime 2035 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2009	rr_AnnualReturn2009	28.17%
Annual Return 2010	rr_AnnualReturn2010	15.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	0.78%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Fund Principal LifeTime 2040 Fund - Institutional Class	80	249	433	966

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March3 1,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.41%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2040 Fund - Institutional Class	Institutional Class Return Before Taxes	15.85%	2.80%	4.63%	Mar 1, 2001
Principal LifeTime 2040 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.39%	1.94%	3.90%	Mar 1, 2001
Principal LifeTime 2040 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.51%	2.05%	3.69%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48%	2.94%	3.46%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March3 1,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March3 1, 2011, the weightings for the Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and 15.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.41%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.32%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.32%)
Principal LifeTime 2040 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2002	rr_AnnualReturn2002	(12.61%)
Annual Return 2003	rr_AnnualReturn2003	24.48%
Annual Return 2004	rr_AnnualReturn2004	13.00%
Annual Return 2005	rr_AnnualReturn2005	8.82%
Annual Return 2006	rr_AnnualReturn2006	15.61%
Annual Return 2007	rr_AnnualReturn2007	6.97%
Annual Return 2008	rr_AnnualReturn2008	(38.10%)
Annual Return 2009	rr_AnnualReturn2009	29.47%
Annual Return 2010	rr_AnnualReturn2010	15.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2045 Fund Principal LifeTime 2045 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2045 Fund Principal LifeTime 2045 Fund - Institutional Class	85	265	460	1,025

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.8% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of at the bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell
3000 Index, 25.1% MSCI-EAFE Index
NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35%
MSCI-EAFE Index NDTR D, and
12.85% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2045 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2045 Fund - Institutional Class	Institutional Class Return Before Taxes	15.89%	0.36%	Feb 29, 2008
Principal LifeTime 2045 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.07%	(0.18%)	Feb 29, 2008
Principal LifeTime 2045 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.77%	0.09%	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Principal LifeTime 2045 Blended Index	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.63%	0.45%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.8% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of at the bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of at the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell
3000 Index, 25.1% MSCI-EAFE Index
NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35%
MSCI-EAFE Index NDTR D, and
12.85% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell 3000 Index, 25.1% MSCI-EAFE Index NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2045 Blended Index will be 59.80% Russell 3000 Index, 27.35% MSCI-EAFE Index NDTR D, and 12.85% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.56%)
Principal LifeTime 2045 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2009	rr_AnnualReturn2009	29.01%
Annual Return 2010	rr_AnnualReturn2010	15.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Fund Principal LifeTime 2050 Fund - Institutional Class	82	255	444	990

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.

Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000
Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70%, Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2050 Fund - Institutional Class	Institutional Class Return Before Taxes	16.02%	2.69%	4.13%	Mar 1, 2001
Principal LifeTime 2050 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.62%	1.85%	3.46%	Mar 1, 2001
Principal LifeTime 2050 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.62%	1.99%	3.30%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	3.35%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.

Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000
Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70%, Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index will be 60.70%, Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and 9.80% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -21.98%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
Principal LifeTime 2050 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2002	rr_AnnualReturn2002	(15.72%)
Annual Return 2003	rr_AnnualReturn2003	26.44%
Annual Return 2004	rr_AnnualReturn2004	13.29%
Annual Return 2005	rr_AnnualReturn2005	9.34%
Annual Return 2006	rr_AnnualReturn2006	16.14%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	(39.04%)
Annual Return 2009	rr_AnnualReturn2009	29.77%
Annual Return 2010	rr_AnnualReturn2010	16.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value o your investment)
Annual Fund Operating Expenses	Principal LifeTime 2055 Fund Principal LifeTime 2055 Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement	0.19%
Total Annual Fund Operating Expenses After Fee Expense Reimbursement	0.83%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2055 Fund Principal LifeTime 2055 Fund - Institutional Class	85	303	542	1,228

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 44.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI EAFE
NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March
31, 2011, the weightings for the
Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60%
MSCI EAFE NDTR-D Index, and
7.55% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     17.40%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '10     -10.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2055 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2055 Fund - Institutional Class	Institutional Class Return Before Taxes	15.73%	0.19%	Feb 29, 2008
Principal LifeTime 2055 Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.97%	(0.31%)	Feb 29, 2008
Principal LifeTime 2055 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.59%	(0.04%)	Feb 29, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.58%	Feb 29, 2008
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.17%	Feb 29, 2008
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	(4.66%)	Feb 29, 2008
Principal LifeTime 2055 Blended Index	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	0.40%	Feb 29, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value o your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 44.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.08%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI EAFE
NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March
31, 2011, the weightings for the
Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60%
MSCI EAFE NDTR-D Index, and
7.55% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2055 Blended Index will be 61.85% Russell 3000 Index, 30.60% MSCI EAFE NDTR-D Index, and 7.55% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     17.40%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '10     -10.80%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.80%)
Principal LifeTime 2055 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total Annual Fund Operating Expenses After Fee Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,228
Annual Return 2009	rr_AnnualReturn2009	29.74%
Annual Return 2010	rr_AnnualReturn2010	15.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income

as a secondary objective, capital
appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	0.63%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Fund Principal LifeTime Strategic Income Fund - Institutional Class	64	202	351	786

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00%
Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      9.86%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -11.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime Strategic Income Fund - Institutional Class	Institutional Class Return Before Taxes	11.19%	2.60%	4.33%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.98%	1.09%	3.14%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.27%	1.39%	3.07%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI - EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	8.92%	5.32%	4.87%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
as a secondary objective, capital
appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

There is no guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00%
Russell 3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI- EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      9.86%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -11.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.26%)
Principal LifeTime Strategic Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	(1.69%)
Annual Return 2003	rr_AnnualReturn2003	15.29%
Annual Return 2004	rr_AnnualReturn2004	11.06%
Annual Return 2005	rr_AnnualReturn2005	4.12%
Annual Return 2006	rr_AnnualReturn2006	9.13%
Annual Return 2007	rr_AnnualReturn2007	1.73%
Annual Return 2008	rr_AnnualReturn2008	(22.29%)
Annual Return 2009	rr_AnnualReturn2009	18.53%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
       appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
       Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
       of capital growth, while exposing them to a medium level
of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Institutional Class
Management Fees	0.34%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Balanced Portfolio Strategic Asset Management Balanced Portfolio - Institutional Class	106	331	574	1,271

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
   Generally invests between 20% and 60% of its assets in fixed-income funds,
•  and less than 40% in any one fixed-
   income fund
   Generally invests between 40% and 80% of its assets in equity funds, and less
•  than 30% in any one equity fund
   Generally invests less than 20% of its assets in specialty funds, and less
•  than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.57%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -14.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Balanced Portfolio - Institutional Class	Institutional Class Return Before Taxes	13.46%	4.57%	4.62%
Strategic Asset Management Balanced Portfolio - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.72%	3.32%	3.57%
Strategic Asset Management Balanced Portfolio - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.99%	3.46%	3.52%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
       appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
       Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
       of capital growth, while exposing them to a medium level
of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
   Generally invests between 20% and 60% of its assets in fixed-income funds,
•  and less than 40% in any one fixed-
   income fund
   Generally invests between 40% and 80% of its assets in equity funds, and less
•  than 30% in any one equity fund
   Generally invests less than 20% of its assets in specialty funds, and less
•  than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.57%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -14.44%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
Strategic Asset Management Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Balanced Portfolio | Capital Benchmark (60/40)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(0.50%)
Annual Return 2002	rr_AnnualReturn2002	(9.41%)
Annual Return 2003	rr_AnnualReturn2003	21.34%
Annual Return 2004	rr_AnnualReturn2004	9.23%
Annual Return 2005	rr_AnnualReturn2005	5.21%
Annual Return 2006	rr_AnnualReturn2006	10.36%
Annual Return 2007	rr_AnnualReturn2007	8.50%
Annual Return 2008	rr_AnnualReturn2008	(26.12%)
Annual Return 2009	rr_AnnualReturn2009	24.56%
Annual Return 2010	rr_AnnualReturn2010	13.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and
       capital appreciation), consistent with a moderate degree of principal risk.
In general, relative to the other
       Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high
       level of income and a medium to low level of capital growth, while exposing them to a medium to low
       level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Institutional Class
Management Fees	0.34%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio Strategic Asset Management Conservative Balanced Portfolio - Institutional Class	103	322	558	1,236

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
    Generally invests between 40% and 80% of its assets in fixed-income funds,
•   and less than 40% in any one fixed-
    income fund
    Generally invests between 20% and 60% of its assets in equity funds, and less
•   than 30% in any one equity fund
    Generally invests less than 20% of its assets in specialty funds, and less
•   than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     11.59%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -9.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - Institutional Class	Institutional Class Return Before Taxes	11.78%	5.32%	5.20%
Strategic Asset Management Conservative Balanced Portfolio - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.62%	3.88%	3.93%
Strategic Asset Management Conservative Balanced Portfolio - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.74%	3.86%	3.80%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (40/60)	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41%	4.78%	4.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and
       capital appreciation), consistent with a moderate degree of principal risk.
In general, relative to the other
       Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high
       level of income and a medium to low level of capital growth, while exposing them to a medium to low
       level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
    Generally invests between 40% and 80% of its assets in fixed-income funds,
•   and less than 40% in any one fixed-
    income fund
    Generally invests between 20% and 60% of its assets in equity funds, and less
•   than 30% in any one equity fund
    Generally invests less than 20% of its assets in specialty funds, and less
•   than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     11.59%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -9.92%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.92%)
Strategic Asset Management Conservative Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Balanced Portfolio | Capital Benchmark (40/60)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	(2.98%)
Annual Return 2003	rr_AnnualReturn2003	15.98%
Annual Return 2004	rr_AnnualReturn2004	7.38%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	8.66%
Annual Return 2007	rr_AnnualReturn2007	7.60%
Annual Return 2008	rr_AnnualReturn2008	(18.88%)
Annual Return 2009	rr_AnnualReturn2009	22.20%
Annual Return 2010	rr_AnnualReturn2010	11.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.93%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.80%

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
       the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
       income and a medium to high level of capital growth, while exposing them to a medium to high level of
       principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Institutional Class
Management Fees	0.34%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.07%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio Strategic Asset Management Conservative Growth Portfolio - Institutional Class	109	340	590	1,306

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
   Generally invests between 0% and 40% of its assets in fixed-income funds, and
•  less than 30% in any one fixed-
   income fund
   Generally invests between 60% and 100% of its assets in equity funds, and
•  less than 40% in any one equity fund
   Generally invests less than 20% of its assets in specialty funds, and less
•  than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      14.70%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -19.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Growth Portfolio - Institutional Class	Institutional Class Return Before Taxes	14.94%	3.41%	3.63%
Strategic Asset Management Conservative Growth Portfolio - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.65%	2.44%	2.88%
Strategic Asset Management Conservative Growth Portfolio - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.11%	2.70%	2.89%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
       the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
       income and a medium to high level of capital growth, while exposing them to a medium to high level of
       principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
   Generally invests between 0% and 40% of its assets in fixed-income funds, and
•  less than 30% in any one fixed-
   income fund
   Generally invests between 60% and 100% of its assets in equity funds, and
•  less than 40% in any one equity fund
   Generally invests less than 20% of its assets in specialty funds, and less
•  than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      14.70%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -19.12%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.12%)
Strategic Asset Management Conservative Growth Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Growth Portfolio | Capital Benchmark (80/20)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2001	rr_AnnualReturn2001	(4.20%)
Annual Return 2002	rr_AnnualReturn2002	(15.70%)
Annual Return 2003	rr_AnnualReturn2003	26.97%
Annual Return 2004	rr_AnnualReturn2004	10.88%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	9.37%
Annual Return 2008	rr_AnnualReturn2008	(33.11%)
Annual Return 2009	rr_AnnualReturn2009	25.71%
Annual Return 2010	rr_AnnualReturn2010	14.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.88%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with
       some capital appreciation). In general, relative to the other Portfolios, the
Flexible Income Portfolio
       should offer investors the potential for a high level of income and a low level of capital growth, while
       exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Institutional Class
Management Fees	0.34%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio Strategic Asset Management Flexible Income Portfolio - Institutional Class	104	325	563	1,248

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09       10.86%
Lowest return for a quarter during the period of the
bar chart above:                                            Q4 '08       -6.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Flexible Income Portfolio - Institutional Class	Institutional Class Return Before Taxes	10.40%	5.46%	5.28%
Strategic Asset Management Flexible Income Portfolio - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.01%	3.85%	3.75%
Strategic Asset Management Flexible Income Portfolio - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.81%	3.81%	3.66%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with
       some capital appreciation). In general, relative to the other Portfolios, the
Flexible Income Portfolio
       should offer investors the potential for a high level of income and a low level of capital growth, while
       exposing them to a low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 55% and 95% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 5% and 45% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09       10.86%
Lowest return for a quarter during the period of the
bar chart above:                                            Q4 '08       -6.88%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.88%)
Strategic Asset Management Flexible Income Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Flexible Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Flexible Income Portfolio | Capital Benchmark (25/75)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	4.35%
Annual Return 2002	rr_AnnualReturn2002	1.04%
Annual Return 2003	rr_AnnualReturn2003	12.08%
Annual Return 2004	rr_AnnualReturn2004	5.73%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	6.70%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	(13.84%)
Annual Return 2009	rr_AnnualReturn2009	21.29%
Annual Return 2010	rr_AnnualReturn2010	10.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.28%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.75%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
       the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
       a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Institutional Class
Management Fees	0.34%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.11%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio Strategic Asset Management Strategic Growth Portfolio - Institutional Class	113	353	612	1,352

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0 and 25% of its assets in fixed-income funds, and
•    less than 25% in any one fixed-
     income fund
     Generally invests between 75% and 100% of its assets in equity funds, and
•    less than 50% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly though the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -22.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Strategic Growth Portfolio - Institutional Class	Institutional Class Return Before Taxes	16.05%	2.71%	2.87%
Strategic Asset Management Strategic Growth Portfolio - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.83%	1.95%	2.35%
Strategic Asset Management Strategic Growth Portfolio - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.73%	2.22%	2.36%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
       the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
       a corresponding level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund
operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the
expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds");
the Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the
Underlying Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
     Generally invests between 0 and 25% of its assets in fixed-income funds, and
•    less than 25% in any one fixed-
     income fund
     Generally invests between 75% and 100% of its assets in equity funds, and
•    less than 50% in any one equity fund
     Generally invests less than 20% of its assets in specialty funds, and less
•    than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies). Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly though the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -22.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.21%)
Strategic Asset Management Strategic Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2001	rr_AnnualReturn2001	(6.69%)
Annual Return 2002	rr_AnnualReturn2002	(20.84%)
Annual Return 2003	rr_AnnualReturn2003	31.27%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.98%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	9.62%
Annual Return 2008	rr_AnnualReturn2008	(37.30%)
Annual Return 2009	rr_AnnualReturn2009	27.08%
Annual Return 2010	rr_AnnualReturn2010	16.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.35%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.36%

Money Market Fund (Prospectus Summary) | Money Market Fund
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of  principal and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Fund Money Market Fund - Institutional Class
Management Fees	0.38%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.43%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund Money Market Fund - Institutional Class	44	138	241	542

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q1 '01 1.31% Lowest return for a quarter during the period of the bar chart above: Q1 '10 0.00%

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Fund - Institutional Class	Institutional Class Return Before Taxes	none	2.53%	2.28%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.15%	2.50%	2.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks as high a level of current income as is considered consistent with preservation of  principal and maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on
the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class
shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q1 '01 1.31% Lowest return for a quarter during the period of the bar chart above: Q1 '10 0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Money Market Fund | Money Market Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Annual Return 2001	rr_AnnualReturn2001	3.96%
Annual Return 2002	rr_AnnualReturn2002	1.49%
Annual Return 2003	rr_AnnualReturn2003	0.83%
Annual Return 2004	rr_AnnualReturn2004	1.01%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	4.77%
Annual Return 2007	rr_AnnualReturn2007	5.01%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.28%

Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment
       management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Income Fund Short-Term Income Fund - Institutional Class
Management Fees	0.43%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Income Fund Short-Term Income Fund - Institutional Class	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      3.95%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -1.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Term Income Fund - Institutional Class	Institutional Class Return Before Taxes	4.73%	4.79%	4.71%
Short-Term Income Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.66%	3.36%	3.13%
Short-Term Income Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.06%	3.25%	3.08%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income as is consistent with prudent investment
       management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      3.95%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -1.75%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.75%)
Short-Term Income Fund | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Fund | Citigroup Broad Investment-Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Fund | Short-Term Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	8.52%
Annual Return 2002	rr_AnnualReturn2002	5.99%
Annual Return 2003	rr_AnnualReturn2003	4.86%
Annual Return 2004	rr_AnnualReturn2004	1.87%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	4.79%
Annual Return 2008	rr_AnnualReturn2008	(0.63%)
Annual Return 2009	rr_AnnualReturn2009	11.22%
Annual Return 2010	rr_AnnualReturn2010	4.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%
Short-Term Income Fund | Short-Term Income Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
Short-Term Income Fund | Short-Term Income Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%

Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - Institutional Class
Management Fees	0.52%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%

Principal Management Corporation has contractually agreed to pay a portion of the expenses identified as Other
Expenses for the Institutional Class shares through the period ending February
29, 2012. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Fund Bond & Mortgage Securities Fund - Institutional Class	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 52.11% in securities rated   6.88% in securities rated    0.04% in securities
            Aaa                          Ba                     rated C
 6.10% in securities rated    5.59% in securities rated    0.03% in securities
            Aa                           B                      rated D
                              1.87% in securities rated  1.38% in securities not
9.97% in securities rated A             Caa                      rated
 15.87% in securities rated   0.16% in securities rated
            Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 9.19% Lowest return for a quarter during the period of the bar chart above: Q4 '08  -6.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Bond & Mortgage Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Bond & Mortgage Securities Fund - Institutional Class	Institutional Class Return Before Taxes	11.30%	4.29%	4.91%
Bond & Mortgage Securities Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.86%	2.55%	3.62%
Bond & Mortgage Securities Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.31%	2.61%	3.59%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	357.40%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to pay a portion of the expenses identified as Other
Expenses for the Institutional Class shares through the period ending February
29, 2012. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 52.11% in securities rated   6.88% in securities rated    0.04% in securities
            Aaa                          Ba                     rated C
 6.10% in securities rated    5.59% in securities rated    0.03% in securities
            Aa                           B                      rated D
                              1.87% in securities rated  1.38% in securities not
9.97% in securities rated A             Caa                      rated
 15.87% in securities rated   0.16% in securities rated
            Baa                          Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09 9.19% Lowest return for a quarter during the period of the bar chart above: Q4 '08  -6.05%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.05%)
Bond & Mortgage Securities Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2001	rr_AnnualReturn2001	7.30%
Annual Return 2002	rr_AnnualReturn2002	9.26%
Annual Return 2003	rr_AnnualReturn2003	4.03%
Annual Return 2004	rr_AnnualReturn2004	4.75%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	3.11%
Annual Return 2008	rr_AnnualReturn2008	(14.21%)
Annual Return 2009	rr_AnnualReturn2009	19.90%
Annual Return 2010	rr_AnnualReturn2010	11.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%

Core Plus Bond Fund I (Prospectus Summary) | Core Plus Bond Fund I
CORE PLUS BOND FUND I
Objective:
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment
       management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Core Plus Bond Fund I Core Plus Bond Fund I - Institutional Class
Management Fees	0.56%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Plus Bond Fund I Core Plus Bond Fund I - Institutional Class	59	186	324	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 186.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income
instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures
contracts, or swap agreements, at the time of purchase. The average portfolio duration of this Fund normally varies
within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was
4.8 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets
in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by
S&P, or, if unrated, determined by the Sub-advisor to be of comparable quality.
The Fund may invest in securities
denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market
countries.

To further its investment objective, the Fund may actively trade securities and purchase preferred securities. The
Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by
entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or
dollar rolls).

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject
to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of
purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position
through a futures contract or swap agreement. If the price of the security or derivative has increased during this time,
then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus
any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be
exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the
third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      4.06%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '09     -1.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Core Plus Bond Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Core Plus Bond Fund I - Institutional Class	Institutional Class Return Before Taxes	6.99%	8.93%	Sep 30, 2008
Core Plus Bond Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.90%	7.25%	Sep 30, 2008
Core Plus Bond Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.78%	6.71%	Sep 30, 2008
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	7.60%	Sep 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Core Plus Bond Fund I (Prospectus Summary) | Core Plus Bond Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CORE PLUS BOND FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment
       management.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 186.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income
instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures
contracts, or swap agreements, at the time of purchase. The average portfolio duration of this Fund normally varies
within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was
4.8 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets
in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by
S&P, or, if unrated, determined by the Sub-advisor to be of comparable quality.
The Fund may invest in securities
denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market
countries.

To further its investment objective, the Fund may actively trade securities and purchase preferred securities. The
Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by
entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or
dollar rolls).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject
to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of
purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position
through a futures contract or swap agreement. If the price of the security or derivative has increased during this time,
then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus
any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be
exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the
third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      4.06%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '09     -1.62%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Core Plus Bond Fund I (Prospectus Summary) | Core Plus Bond Fund I | Core Plus Bond Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.62%)
Core Plus Bond Fund I | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond Fund I | Core Plus Bond Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2009	rr_AnnualReturn2009	6.93%
Annual Return 2010	rr_AnnualReturn2010	6.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond Fund I | Core Plus Bond Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Core Plus Bond Fund I | Core Plus Bond Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008

Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Diversified Income Fund Global Div Inc Fund - Institutional Class
Management Fees	0.79%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.87%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.90%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Diversified Income Fund Global Div Inc Fund - Institutional Class	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

                          High yield            30-40%
                          Preferred securities  20-30%
                          Emerging market debt  9-15%
                          Global real estate    8-14%
                          MLPs                  7-13%
                          Global value equity    5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 7.69% in securities rated   14.45% in securities rated    0.00% in securities
            Aaa                          Ba                     rated C
 0.61% in securities rated   29.52% in securities rated    0.00% in securities
            Aa                           B                      rated D
 10.53% in securities rated   9.44% in securities rated  1.16% in securities not
             A                          Caa                      rated
 26.60% in securities rated   0.00% in securities rated
            Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the following:
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50%
BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 11% blend of 75% FTSE
EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS
Index, 12% Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index
(ACWI), and 10% Tortoise Midstream
MLP Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     20.93%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Diversified Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Div Inc Fund - Institutional Class	Institutional Class Return Before Taxes	17.01%	28.17%	Dec 15, 2008
Global Div Inc Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.45%	23.52%	Dec 15, 2008
Global Div Inc Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.10%	21.46%	Dec 15, 2008
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	40.79%	Dec 15, 2008
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	33.03%	Dec 15, 2008
BofA Merrill Lynch Fixed Rate Preferred Securities Index	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.66%	22.73%	Dec 15, 2008
Barclays Capital U.S. Tier I Capital Securities Index	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	17.04%	30.22%	Dec 15, 2008
Barclays Capital AAA CMBS	Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or taxes)	14.61%	25.71%	Dec 15, 2008
Barclays Capital U.S. Dollar Emerging Markets Bond Index	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)	12.84%	25.85%	Dec 15, 2008
MSCI World Value Index	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	9.02%	18.90%	Dec 15, 2008
Tortoise Midstream MLP Index	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	35.46%	51.95%	Dec 15, 2008
Barclays Capital Investment Grade CMBS Index	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	20.81%	29.31%	Dec 15, 2008
MSCI All Country World Index	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	12.67%	24.47%	Dec 15, 2008
Global Diversified Income Custom Index	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	16.39%	34.15%	Dec 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Institutional
class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 0.90%. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and
Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

                          High yield            30-40%
                          Preferred securities  20-30%
                          Emerging market debt  9-15%
                          Global real estate    8-14%
                          MLPs                  7-13%
                          Global value equity    5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 7.69% in securities rated   14.45% in securities rated    0.00% in securities
            Aaa                          Ba                     rated C
 0.61% in securities rated   29.52% in securities rated    0.00% in securities
            Aa                           B                      rated D
 10.53% in securities rated   9.44% in securities rated  1.16% in securities not
             A                          Caa                      rated
 26.60% in securities rated   0.00% in securities rated
            Baa                          Ca

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the following:
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50%
BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 11% blend of 75% FTSE
EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS
Index, 12% Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index
(ACWI), and 10% Tortoise Midstream
MLP Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     20.93%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09     -5.84%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2011, the weightings for Global Diversified Income Custom Index will change to the following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index (ACWI), and 10% Tortoise Midstream MLP Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Div Inc Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.84%)
Global Diversified Income Fund | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	40.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | BofA Merrill Lynch Fixed Rate Preferred Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital U.S. Tier I Capital Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital AAA CMBS
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital U.S. Dollar Emerging Markets Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | MSCI World Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Tortoise Midstream MLP Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	51.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital Investment Grade CMBS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	34.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Div Inc Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2009	rr_AnnualReturn2009	39.95%
Annual Return 2010	rr_AnnualReturn2010	17.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Div Inc Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Div Inc Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008

Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government & High Quality Bond Fund Government & High Quality Bond Fund - Institutional Class
Management Fees	0.50%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government & High Quality Bond Fund Government & High Quality Bond Fund - Institutional Class	52	164	285	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '01      4.31%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '04     -1.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government & High Quality Bond Fund - Institutional Class	Institutional Class Return Before Taxes	6.23%	5.86%	5.39%
Government & High Quality Bond Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.64%	4.10%	3.53%
Government & High Quality Bond Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.04%	3.97%	3.49%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '01      4.31%
Lowest return for a quarter during the period of the bar
chart above:                                                Q2 '04     -1.05%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Mortgage Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.05%)
Government & High Quality Bond Fund | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2001	rr_AnnualReturn2001	7.48%
Annual Return 2002	rr_AnnualReturn2002	8.87%
Annual Return 2003	rr_AnnualReturn2003	2.21%
Annual Return 2004	rr_AnnualReturn2004	3.95%
Annual Return 2005	rr_AnnualReturn2005	2.31%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	4.04%
Annual Return 2009	rr_AnnualReturn2009	8.07%
Annual Return 2010	rr_AnnualReturn2010	6.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%

High Yield Fund (Prospectus Summary) | High Yield Fund
HIGH YIELD FUND
Objective:
The Fund seeks to provide a relatively high level of
current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Fund High Yield Fund - Institutional Class
Management Fees	0.51%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Fund High Yield Fund - Institutional Class	58	183	318	714

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 4.51% in securities rated   31.71% in securities rated    0.06% in securities
           Aaa                          Ba                      rated C
 0.37% in securities rated   36.53% in securities rated    0.05% in securities
            Aa                           B                      rated D
 2.05% in securities rated   11.17% in securities rated  4.10% in securities not
            A                           Caa                      rated
 9.04% in securities rated   0.41% in securities rated
           Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998.

Effective June 30, 2010, the benchmark changed. The investment Advisor and
Sub-Advisor believe the Barclays
Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup
US High Yield Market Capped Index is January 2, 2002.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      18.85%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -11.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
High Yield Fund - Institutional Class	Institutional Class Return Before Taxes	14.10%	9.31%	9.97%
High Yield Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.24%	5.86%	6.37%
High Yield Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.37%	5.97%	6.37%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	8.91%	9.01%
Citigroup US High-Yield Market Capped Index	Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)	14.11%	8.21%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
High Yield Fund (Prospectus Summary) | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of
current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 4.51% in securities rated   31.71% in securities rated    0.06% in securities
           Aaa                          Ba                      rated C
 0.37% in securities rated   36.53% in securities rated    0.05% in securities
            Aa                           B                      rated D
 2.05% in securities rated   11.17% in securities rated  4.10% in securities not
            A                           Caa                      rated
 9.04% in securities rated   0.41% in securities rated
           Baa                          Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998.

Effective June 30, 2010, the benchmark changed. The investment Advisor and
Sub-Advisor believe the Barclays
Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup
US High Yield Market Capped Index is January 2, 2002.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      18.85%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -11.84%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The investment Advisor and Sub-Advisor believe the Barclays Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.84%)
High Yield Fund | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
High Yield Fund | Citigroup US High-Yield Market Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
High Yield Fund | High Yield Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	714
Annual Return 2001	rr_AnnualReturn2001	3.66%
Annual Return 2002	rr_AnnualReturn2002	4.02%
Annual Return 2003	rr_AnnualReturn2003	28.39%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.94%
Annual Return 2006	rr_AnnualReturn2006	14.71%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	(21.20%)
Annual Return 2009	rr_AnnualReturn2009	42.59%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.97%
High Yield Fund | High Yield Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%
High Yield Fund | High Yield Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%

High Yield Fund I (Prospectus Summary) | High Yield Fund I
HIGH YIELD FUND I
Objective:
The Fund seeks high current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Fund I High Yield Fund I - Institutional Class
Management Fees	0.64%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Fund I High Yield Fund I - Institutional Class	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 100.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, below investment grade
quality debt (sometimes called "junk bonds" and rated at the time of purchase
BB+ or lower by S&P or rated Ba1 or
lower by Moody's or of equivalent quality as determined by the Sub-Advisors).
The Fund may also invest in corporate
loan participations and assignments. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 2.63% in securities rated   32.99% in securities rated    0.23% in securities
           Aaa                          Ba                       rated C
 0.02% in securities rated   42.05% in securities rated    0.80% in securities
            Aa                           B                       rated D
 0.96% in securities rated   11.79% in securities rated  2.80% in securities not
            A                           Caa                       rated
 5.45% in securities rated   0.28% in securities rated
           Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-
income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 19.02% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -14.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns High Yield Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
High Yield Fund I - Institutional Class	Institutional Class Return Before Taxes	14.99%	9.48%	8.55%	Dec 29, 2004
High Yield Fund I - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	11.79%	6.74%	6.02%	Dec 29, 2004
High Yield Fund I - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.02%	6.48%	5.81%	Dec 29, 2004
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	8.91%	7.87%	Dec 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
High Yield Fund I (Prospectus Summary) | High Yield Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD FUND I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks high current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 100.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, below investment grade
quality debt (sometimes called "junk bonds" and rated at the time of purchase
BB+ or lower by S&P or rated Ba1 or
lower by Moody's or of equivalent quality as determined by the Sub-Advisors).
The Fund may also invest in corporate
loan participations and assignments. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 2.63% in securities rated   32.99% in securities rated    0.23% in securities
           Aaa                          Ba                       rated C
 0.02% in securities rated   42.05% in securities rated    0.80% in securities
            Aa                           B                       rated D
 0.96% in securities rated   11.79% in securities rated  2.80% in securities not
            A                           Caa                       rated
 5.45% in securities rated   0.28% in securities rated
           Baa                          Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-
income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 '09 19.02% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -14.40%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
High Yield Fund I (Prospectus Summary) | High Yield Fund I | High Yield Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.40%)
High Yield Fund I | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
High Yield Fund I | High Yield Fund I - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2005	rr_AnnualReturn2005	4.08%
Annual Return 2006	rr_AnnualReturn2006	8.89%
Annual Return 2007	rr_AnnualReturn2007	2.53%
Annual Return 2008	rr_AnnualReturn2008	(19.99%)
Annual Return 2009	rr_AnnualReturn2009	53.10%
Annual Return 2010	rr_AnnualReturn2010	14.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
High Yield Fund I | High Yield Fund I - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
High Yield Fund I | High Yield Fund I - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004

Income Fund (Prospectus Summary) | Income Fund
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Income Fund Income Fund - Institutional Class
Management Fees	0.50%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Income Fund Income Fund - Institutional Class	53	167	291	653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

27.16% in securities rated  34.13% in securities rated    3.45% in securities
           Aaa                         Baa                     rated Caa
 1.94% in securities rated   4.98% in securities rated    0.00% in securities
            Aa                          Ba                     rated Ca
18.09% in securities rated   8.04% in securities rated    0.01% in securities
            A                           B                       rated C
                                                        2.20% in securities not
                                                                 rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     10.34%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08     -4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Income Fund - Institutional Class	Institutional Class Return Before Taxes	8.40%	7.00%	6.88%
Income Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.22%	4.78%	4.54%
Income Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.42%	4.65%	4.47%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Citigroup Broad Investment Grade Bond Index	Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	6.30%	5.98%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Income Fund (Prospectus Summary) | Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

27.16% in securities rated  34.13% in securities rated    3.45% in securities
           Aaa                         Baa                     rated Caa
 1.94% in securities rated   4.98% in securities rated    0.00% in securities
            Aa                          Ba                     rated Ca
18.09% in securities rated   8.04% in securities rated    0.01% in securities
            A                           B                       rated C
                                                        2.20% in securities not
                                                                 rated

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment
philosophy than the Citigroup Broad Investment Grade Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     10.34%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08     -4.64%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.64%)
Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Fund | Citigroup Broad Investment Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Income Fund | Income Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2001	rr_AnnualReturn2001	8.42%
Annual Return 2002	rr_AnnualReturn2002	8.65%
Annual Return 2003	rr_AnnualReturn2003	9.35%
Annual Return 2004	rr_AnnualReturn2004	5.53%
Annual Return 2005	rr_AnnualReturn2005	2.05%
Annual Return 2006	rr_AnnualReturn2006	5.42%
Annual Return 2007	rr_AnnualReturn2007	5.85%
Annual Return 2008	rr_AnnualReturn2008	(4.62%)
Annual Return 2009	rr_AnnualReturn2009	21.57%
Annual Return 2010	rr_AnnualReturn2010	8.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.88%
Income Fund | Income Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
Income Fund | Income Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%

Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after
inflation) total returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inflation Protection Fund Inflation Protection Fund - Institutional Class
Management Fees	0.40%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.41%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inflation Protection Fund Inflation Protection Fund - Institutional Class	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as a December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09  4.18% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -10.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Inflation Protection Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Inflation Protection Fund - Institutional Class	Institutional Class Return Before Taxes	7.15%	(0.04%)	0.42%	Dec 29, 2004
Inflation Protection Fund - Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.45%	(1.44%)	(1.05%)	Dec 29, 2004
Inflation Protection Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.64%	(0.81%)	(0.46%)	Dec 29, 2004
Barclays Capital US Treasury TIPS Index	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.00%	Dec 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income and real (after
inflation) total returns.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if
shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and
ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to
the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily
an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as a December 31 each year (Institutional Class shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q3 '09  4.18% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -10.23%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.23%)
Inflation Protection Fund | Barclays Capital US Treasury TIPS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	518
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	0.43%
Annual Return 2007	rr_AnnualReturn2007	6.08%
Annual Return 2008	rr_AnnualReturn2008	(17.98%)
Annual Return 2009	rr_AnnualReturn2009	6.62%
Annual Return 2010	rr_AnnualReturn2010	7.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004